Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31, 2021	December 31, 2020
Other tax payable	$616,356	$777,810
Accrued payroll	301,260	159,350
Other current liabilities	57,185	44,273
	$974,801	$981,433

Schedule of other tax payables
	December 31, 2021	December 31, 2020
Value added tax payable	$579,516	$740,894
Local taxes payable	36,840	36,916
	$616,356	$777,810